Fair Value (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Cannabis [Member]
Fair Value (Details) [Line Items]
Fair value of the contingent consideration		$ 6.3
365 Cannabis [Member]
Fair Value (Details) [Line Items]
Fair value of the contingent consideration	$ 3.3
Reduction of earn-out obligation	$ 3.0	$ 2.3